U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

June 28, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	SERIES PORTFOLIOS TRUST (the “Trust”)
Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Oakhurst Strategic Defined Risk Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A. The purpose of the proxy statement is a request for shareholders to approve a new investment advisory agreement.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust

Enclosures

cc: Marco Adelfio, Goodwin Procter LLP